Contingencies and guarantees - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Lawsuits	Dec. 31, 2016	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Number of lawsuits filed againsts group | Lawsuits	4
Outstanding letters of credit	$ 43		$ 33
Guarantees of loans made to equity accounted investments	$ 56		$ 55
Americas security incident [member]
Disclosure of contingent liabilities [line items]
Number of managed properties affected by security incident		12